Note 9 - Taxes on Income (Tables)	12 Months Ended
Jul. 31, 2012
Schedule of Investments [Abstract]
Schedule of Canadian refundable income tax
	Year Ended	Year Ended	Year Ended
	July 31, 2012	July 31, 2011	July 31, 2010
Refundable Canadian income tax attributable to:
Current operations	$48,215	$75,093	$181,362
Timing differences, Stock based compensation	-	-	(142,215)
Less, Change in valuation allowance	(48,215)	(75,093)	(39,147)
Net refundable amount	$-	$-	$-

Schedule of Greek refundable income tax
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2010
Refundable Greek income tax attributable to:
Current operations	$4,300	$12,800	$39,300
Nondeductible expenses	-	-	-
Less, Change in valuation allowance	(4,300)	(12,800)	(39,300)
Net refundable amount	$-	$-	$-

Schedule of Deferred Tax amounts
	July 31, 2012		July 31, 2011		July 31, 2010
	Canada Expected rate 34%	Greece Expected rate 20%	Canada Expected rate 34%	Greece Expected rate 25%	Canada Expected rate 34%	Greece Expected rate 25%
Deferred tax asset attributable to:
Net operating loss carryover	$248,860	$223,554	$200,645	$218,800	$125,552	$206,000
Less, Valuation allowance	(248,860)	(223,554)	(200,645)	(218,800)	(125,552)	(206,000)
Net deferred tax asset	$-	$-	$-	$-	$-	$-

Schedule of Operating Losses
	July 31, 2012		July 31, 2011		July 31, 2010
	Canada	Greece	Canada	Greece	Canada	Greece
Operating Loss	$139,991	$21,494	$220,862	$51,343	$115,137	$158,531